FIXED ASSETS AND LEASEHOLD IMPROVEMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Leashold improvement cost	$ 167,278	$ 165,760
Depreciation term of improvements	3 years
Office renovation cost	$ 146,304
Furniture and appliances	20,974
Accumulated depreciation	$ 52,404	$ 12,631
Paid for construction		161,088
Unpaid balance of construction		$ 4,672
Furniture [Member]
Estimated useful life of fixed asset	7 years	5 years
Appliances [Member]
Estimated useful life of fixed asset	5 years	7 years